                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-09541
                                   ------------------

AmeriPrime Advisors Trust
(Exact name of registrant as specified in charter)

Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN                            46204
-----------------------------------------------------
(Address of principal executive offices)             (Zip code)

Timothy Ashburn
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204
------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end:   8/31
                        ------------

Date of reporting period:  2/29/04
                         -----------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1.  Reports to Stockholders.

================================================================================
                                 Monteagle Funds
================================================================================



                               Semi-Annual Report

                                February 29, 2004

                                   (Unaudited)




                                  Fund Advisor:

                          Nashville Capital Corporation
                              209 10th Avenue South
                                    Suite 332
                               Nashville, TN 37203


                            Toll Free: (877) 272-9746

Monteagle Funds
Monteagle Fixed Income Fund
Schedule of Investments
February 29, 2004 (Unaudited)

                                                              Principal
                                                               Amount            Value
                                                             ------------     -------------
Corporate Bonds - 65.11%
Abbott Laboratories Corp., 6.400%, 12/1/2006                 $ 1,500,000       $ 1,664,267
American Express Co., 3.750%, 11/20/2007                         300,000           310,020
American General Finance, 5.875%, 7/14/2006                    1,000,000         1,081,714
Ameritech Capital Funding Corp., 6.150%, 1/15/2008             1,000,000         1,108,042
Bank of America, 4.750%, 10/15/2006                              250,000           265,311
Bank of America, 4.875%, 1/15/2013                               500,000           512,287
Bank of New York, 3.900%, 9/1/2007                               500,000           520,152
Bear Stearns Co., Inc., 2.875%, 7/2/2008                         500,000           491,213
Bristol Myers Squibb, 5.750%, 10/1/2011                          500,000           547,701
CBS Corp., 7.150%, 5/20/2005                                   1,000,000         1,065,462
Caterpillar Finance, 3.450%, 1/15/2009                           270,000           270,937
Coca-Cola Enterprises, 5.750%, 11/1/2008                         500,000           551,930
Commercial Credit Co., 10.000%, 12/1/2008                      1,000,000         1,284,103
Dayton Hudson Corp., 5.875%, 11/1/2008                         1,000,000         1,109,098
General Motors Acceptance Corp., 7.100%, 3/15/2006               500,000           536,909
International Business Machines, 5.375%, 2/1/2009              1,000,000         1,092,152
McDonnell Douglas Co., 6.875%, 11/1/2006                       1,000,000         1,106,884
Merrill Lynch, 8.000%, 6/1/2007                                  500,000           576,660
Morgan Stanley Dean Witter, 4.250%, 5/15/2010                  1,000,000         1,018,333
Nabisco, Inc., 7.050%, 7/15/2007                               1,000,000         1,131,265
Pitney Bowes Credit Corp., 8.625%, 2/15/2008                     700,000           844,785
United Technologies, 4.875%, 11/1/2006                           300,000           319,765
Wal-Mart Stores, 4.125%, 2/14/2011                               500,000           504,460
                                                                              -------------

TOTAL CORPORATE BONDS (Cost $16,842,911)                                        17,913,450
                                                                              -------------

Municipal Obligations - 24.19%
Atlanta & Fulton County, Georgia   6.625%, 12/1/2011             300,000           331,839
Buffalo, New York  8.500%, 8/15/2005                             500,000           547,650
Denver, Colorado City, 6.760%, 12/15/2007                      1,000,000         1,135,770
Lagrange, Georgia   6.100%, 2/1/2010                             750,000           824,197
New Jersey Sports & Expos  7.375%, 3/1/2007                      500,000           564,650
New York State Environmental Facilities Corp.
         6.660%, 3/15/2007                                       950,000         1,052,705
Orleans Parish Louisiana School Board  6.600%, 2/1/2008        1,000,000         1,121,290
Texas Tech University, 5.320%, 8/15/2007                       1,000,000         1,077,530
                                                                              -------------

TOTAL MUNICIPAL OBLIGATIONS (Cost $6,072,866)                                    6,655,631
                                                                              -------------

U.S. Treasury and Agency Obligations - 8.37%
Federal Home Loan Bank, 3.600%, 3/11/2008                        200,000           200,146
Federal National Mortgage Association, 3.875%, 11/17/2008        500,000           507,241
US Treasury Notes, 5.625%, 5/15/2008                           1,275,000         1,426,108
US Treasury Notes, 5.500%, 5/15/2009                             150,000           168,521
                                                                              -------------

TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (Cost $2,116,412)                       2,302,016
                                                                              -------------

Money Market Securities - 1.40%
Federated Treasury Obligations Fund, 0.830% (a)                  386,649           386,649
                                                                              -------------

TOTAL MONEY MARKET SECURITIES (Cost $386,649)                                      386,649
                                                                              -------------

TOTAL INVESTMENTS - 99.07% (Cost $25,418,838)                                   27,257,746
                                                                              -------------

Other assets less liabilities - 0.93%                                              255,265
                                                                              -------------

TOTAL NET ASSETS - 100.00%                                                    $ 27,513,011
                                                                              =============


(a) Variable rate security; the coupon rate shown represents the rate at February 29, 2004.

See accompanying notes which are an integral part of the financial statements.

Monteagle Funds
Monteagle Opportunity Growth Fund
Schedule of Investments
February 29, 2004 (Unaudited)


Common Stocks - 92.20%                                         Shares            Value
                                                             ------------     -------------

Biological Products  - 2.45%
Invitrogen Corp. (a)                                               7,600      $    560,120
                                                                              -------------

Crude Petroleum & Natural Gas - 6.60%
Apache Corp.                                                      11,500           473,455
Burlington Resources, Inc.                                        10,100           591,254
Devon Energy Corp.                                                 7,800           442,884
                                                                              -------------
                                                                                 1,507,593
                                                                              -------------

Electric Services - 2.62%
Encana Corp.                                                      13,800           599,610
                                                                              -------------

Finance Services - 6.79%
Life Partners Holdings, Inc.                                     260,500         1,552,580
                                                                              -------------

Hospital & Medical Service Plans - 3.01%
Cigna Corp.                                                        4,100           227,263
Coventry Health Care, Inc. (a)                                    10,600           461,842
                                                                              -------------
                                                                                   689,105
                                                                              -------------

Household Audio & Video Equipment - 0.99%
Harman International Industries, Inc.                              2,900           226,171
                                                                              -------------

Insurance Agents Brokers & Services - 1.12%
AdvancePCS, Inc. (a)                                               3,700           255,300
                                                                              -------------

Leather & Leather Products - 0.94%
Coach, Inc. (a)                                                    5,400           214,002
                                                                              -------------

Mining Machinery & Equipment  - 1.03%
Joy Global, Inc.                                                   8,500           234,515
                                                                              -------------

Miscellaneous Amusement & Recreation - 2.04%
Station Casinos, Inc.                                             12,400           466,240
                                                                              -------------

Miscellaneous Manufacturing Industries - 3.28%
International Game Technology                                     19,100           749,484
                                                                              -------------

Mortgage Bankers & Loan Correspondents - 2.12%
Countrywide Financial Corp                                         5,300           485,639
                                                                              -------------

Operative Builders - 1.99%
D.R. Horton, Inc.                                                 14,300           454,597
                                                                              -------------

Patent Owners & Lessors - 4.93%
InterDigital Communications Corp. (a)                             42,400         1,126,144
                                                                              -------------

Petroleum Refining - 8.61%
Marathon Oil Corp.                                                13,000           456,820
Sunoco, Inc.                                                      11,200           688,800
Valero Energy Corp.                                               13,700           822,000
                                                                              -------------
                                                                                 1,967,620
                                                                              -------------

Pharmaceutical Preparations - 10.81%
Andrx Corp. (a)                                                   16,500           494,340
Cephalon, Inc. (a)                                                 8,600           510,238
Eon Labs, Inc. (a)                                                 5,500           318,450
Johnson & Johnson                                                  4,200           226,422
Pfizer, Inc.                                                       5,800           212,570
TEVA Pharmaceutical Industries, Ltd. (c)                          10,900           708,500
                                                                              -------------
                                                                                 2,470,520
                                                                              -------------

See accompanying notes which are an integral part of the financial statements.

Monteagle Funds
Monteagle Opportunity Growth Fund
Schedule of Investments - continued
February 29, 2004 (Unaudited)


Common Stocks - 92.20% - continued                             Shares            Value
                                                             ------------     -------------

Radio & TV Broadcasting & Communications Equipment - 4.53%
QUALCOMM, Inc.                                                    16,300       $ 1,034,235
                                                                              -------------

Retail - Family Clothing Stores - 4.33%
Nordstrom, Inc.                                                    5,900           230,926
Urban Outfitters, Inc.                                            17,400           758,814
                                                                              -------------
                                                                                   989,740
                                                                              -------------

Retail - Grocery Stores - 1.96%
Albertson's, Inc.                                                 13,700           338,938
Safeway, Inc.                                                      4,800           109,776
                                                                              -------------
                                                                                   448,714
                                                                              -------------

Retail - Variety Stores - 4.08%
Family Dollar Stores, Inc.                                         5,900           224,436
Wal-Mart Stores, Inc.                                             11,900           708,764
                                                                              -------------
                                                                                   933,200
                                                                              -------------

Savings Institutions, Not Federally Chartered - 1.11%
New York Community Bancorp, Inc.                                   7,200           252,864
                                                                              -------------

Services - Business Services - 3.16%
eBAY, Inc.                                                        10,500           723,030
                                                                              -------------

Services - Computer Integrated Systems Design - 3.09%
Yahoo, Inc.                                                       15,900           705,960
                                                                              -------------

Services - Educational Services - 1.44%
University of Phoenix Online                                       4,100           329,476
                                                                              -------------

Services - Equipment Rental & Leasing - 0.41%
United Rentals, Inc.                                               5,300            92,962
                                                                              -------------

Services - Personal Services - 0.99%
Cendant Corp.                                                     10,000           227,000
                                                                              -------------

State Commercial Banks - 0.96%
W Holding Co., Inc.                                               11,000           220,440
                                                                              -------------

Telephone & Telegraph Apparatus - 3.98%
Avaya, Inc.                                                       12,800           219,520
Corning, Inc.                                                     10,800           135,540
Research, Inc. Motion Ltd..                                        5,600           554,064
                                                                              -------------
                                                                                   909,124
                                                                              -------------

Wholesale - Electronic Parts & Equipment - 2.83%
Avnet, Inc.                                                       27,500           647,625
                                                                              -------------

TOTAL COMMON STOCKS (Cost $19,142,794)                                          21,073,610
                                                                              -------------
                                                              Principal
Money Market Securities - 5.30%                                Amount
                                                             ------------
Federated Treasury Obligations Fund, 0.830% (b)              $ 1,210,423         1,210,423
                                                                              -------------

TOTAL MONEY MARKET SECURITIES (Cost $1,210,423)                              $   1,210,423
                                                                              -------------

TOTAL INVESTMENTS (Cost $20,353,217) - 97.50%                                 $  22,284,033
                                                                              -------------

Other assets less liabilities - 2.50%                                              572,741
                                                                              -------------

TOTAL NET ASSETS - 100.00%                                                    $  22,856,774
                                                                              =============


(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at February 29, 2004.
(c) American Depositary Receipt

See accompanying notes which are an integral part of the financial statements.

Monteagle Funds
Monteagle Value Fund
Schedule of Investments
February 29, 2004 (Unaudited)

Common Stocks - 94.11%                                         Shares            Value
                                                             ------------     -------------

Aircraft & Parts - 3.94%
Textron, Inc.                                                     12,550      $    694,517
                                                                              -------------

Biological Products  - 2.19%
Medimmune, Inc. (a)                                               15,000           385,350
                                                                              -------------

Computer Communication Equipment - 3.56%
Adaptec, Inc. (a)                                                 68,700           627,231
                                                                              -------------

Drilling Oil & Gas Wells - 2.99%
Rowan Co., Inc. (a)                                               22,450           527,575
                                                                              -------------

Electric Lighting & Wiring Equipment - 6.74%
Cooper Industries, Inc.                                           11,800           624,338
Hubbell, Inc. - Class B                                           14,200           563,740
                                                                              -------------
                                                                                 1,188,078
                                                                              -------------

Electric Services - 7.44%
Duke Energy Inc.                                                  33,550           736,758
Teco Energy, Inc.                                                 38,200           575,674
                                                                              -------------
                                                                                 1,312,432
                                                                              -------------

Electronic Components & Accessories - 3.57%
Vishay Intertechnology, Inc. (a)                                  27,950           629,155
                                                                              -------------

Guided Missiles & Space Vehicles & Parts - 3.56%
Goodrich Corp.                                                    21,300           628,137
                                                                              -------------

Oil & Gas Field Exploration Services - 3.63%
Halliburton Co.                                                   20,000           639,200
                                                                              -------------

Paper Mills - 3.29%
Meadwestvaco Corp.                                                19,795           579,993
                                                                              -------------

Paperboard Containers & Boxes - 2.05%
Sonoco Products Co.                                               14,500           361,775
                                                                              -------------

Petroleum Refining - 3.91%
ConocoPhillips Co.                                                10,000           688,700
                                                                              -------------

Pharmaceutical Preparations - 4.25%
Schering-Plough Corp.                                             41,750           749,830
                                                                              -------------

Photographic Equipment & Supplies - 3.66%
Eastman Kodak, Inc.                                               22,600           645,004
                                                                              -------------

Plastic Mail, Synthetic Resin/Rubber, Cellulos  - 3.26%
DuPont (EI) de NeMours & Co.                                      12,750           574,897
                                                                              -------------

Railroad Equipment - 3.30%
Trinity Industries, Inc.                                          20,000           582,000
                                                                              -------------

Real Estate Investment Trusts - 3.32%
New Plan Excel Realty Trust, Inc.                                 22,550           585,624
                                                                              -------------

Retail - Grocery Stores - 3.30%
Albertson's, Inc.                                                 23,550           582,627
                                                                              -------------

Semiconductors & Related Devices - 3.93%
Atmel Corp. (a)                                                  100,000           692,000
                                                                              -------------

See accompanying notes which are an integral part of the financial statements.

Monteagle Funds
Monteagle Value Fund
Schedule of Investments - continued
February 29, 2004 (Unaudited)


Common Stocks - 94.11% - continued                             Shares            Value
                                                             ------------     -------------

Services - Computer Integrated Systems Design - 3.21%
Unisys Corp. (a)                                                  40,000         $ 565,200
                                                                              -------------

Steel Works, Blast Furnaces & Rolling & Finishing Mills - 3.54%
Worthington Industries, Inc.                                      36,000           623,880
                                                                              -------------

Telephone & Telegraph Apparatus - 6.03%
ADC Telecommunications, Inc.  (a)                                225,000           675,000
Tellabs, Inc. (a)                                                 40,000           388,000
                                                                              -------------
                                                                                 1,063,000
                                                                              -------------

Telephone Communications  - 2.72%
SBC Communications, Inc.                                          20,000           480,200
                                                                              -------------

Water Transportation - 3.20%
Tidewater, Inc.                                                   17,000           564,910
                                                                              -------------

Wholesale - Groceries & Related Products - 3.52%
Supervalu, Inc.                                                   21,950           621,185
                                                                              -------------

TOTAL COMMON STOCKS (Cost $14,795,325)                                          16,592,500
                                                                              -------------
                                                              Principal
Money Market Securities - 5.39%                                Amount
                                                             ------------
Federated Treasury Obligations Fund, 0.830% (b)                $ 745,000           745,000
Huntington Money Market Fund - Investment Shares, 0.200% (b)     205,761           205,761
                                                                              -------------

TOTAL MONEY MARKET SECURITIES (Cost $950,761)                                      950,761
                                                                              -------------

TOTAL INVESTMENTS (Cost $15,746,086) - 99.50%                                 $  17,543,261
                                                                              -------------

Other assets less liabilities - 0.50%                                               87,466
                                                                              -------------

TOTAL NET ASSETS - 100.00%                                                    $  17,630,727
                                                                              =============


(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at February 29, 2004.

See accompanying notes which are an integral part of the financial statements.

Monteagle Funds
Monteagle Large Cap Growth Fund
Schedule of Investments
February 29, 2004 (Unaudited)

Common Stocks - 99.23%                                         Shares            Value
                                                             ------------     -------------

Biological Products  - 2.80%
Amgen, Inc.  (a)                                                   5,000      $    317,650
                                                                              -------------

Computer Communication Equipment - 2.79%
Cisco Systems, Inc. (a)                                           13,700           316,470
                                                                              -------------

Computer Storage Devices - 2.83%
Network Appliance, Inc. (a)                                       14,800           320,568
                                                                              -------------

Electromedical & Electrotherapeutic Apparatus - 4.75%
Medtronic, Inc.                                                    7,200           337,680
Varian Medical Systems, Inc. (a)                                   2,400           200,976
                                                                              -------------
                                                                                   538,656
                                                                              -------------

Electronic & Other Electrical Equipment  - 2.87%
General Electric Co.                                              10,000           325,200
                                                                              -------------

Electronic Computers - 2.88%
Dell, Inc. (a)                                                    10,000           326,500
                                                                              -------------

Finance Services - 3.01%
American Express Co.                                               6,400           341,888
                                                                              -------------

Leather & Leather Products - 3.04%
Coach, Inc. (a)                                                    8,700           344,781
                                                                              -------------

Miscellaneous Manufacturing Industries - 3.56%
International Game Technology                                     10,300           404,172
                                                                              -------------

Motorcycles, Bicycles & Parts - 2.81%
Harley-Davidson, Inc.                                              6,000           318,720
                                                                              -------------

National Commercial Banks - 5.97%
Wachovia Corp.                                                     7,300           350,181
Wells Fargo & Co.                                                  5,700           326,895
                                                                              -------------
                                                                                   677,076
                                                                              -------------

Personal Credit Institutions - 3.99%
Capital One Financial Corp.                                        6,400           452,608
                                                                              -------------

Pharmaceutical Preparations - 9.92%
Genentech, Inc. (a)                                                3,800           409,982
Pfizer, Inc.                                                      10,300           377,495
TEVA Pharmaceutical Industries, Ltd. (c)                           5,200           338,000
                                                                              -------------
                                                                                 1,125,477
                                                                              -------------

Radiotelephone Communications - 2.69%
NEXTEL Communications, Inc. - Class A (a)                         11,500           304,635
                                                                              -------------

Retail - Eating & Drinking Places - 3.50%
Starbucks Corp.  (a)                                              10,600           396,546
                                                                              -------------

Retail - Home Furniture, Furnishings & Equipment Stores - 2.85%
Bed Bath & Beyond, Inc. (a)                                        7,900           322,952
                                                                              -------------

Retail - Lumber & Other Building Materials Dealers - 2.81%
Lowe's Companies, Inc.                                             5,700           319,200
                                                                              -------------

Retail - Radio TV & Consumer Electronics Stores - 2.96%
Best Buy Co., Inc.                                                 6,300           335,475
                                                                              -------------

See accompanying notes which are an integral part of the financial statements.

Monteagle Funds
Monteagle Large Cap Growth Fund
Schedule of Investments - continued
February 29, 2004 (Unaudited)


Common Stocks - 99.23% - continued                             Shares            Value
                                                             ------------     -------------

Retail - Variety Stores - 3.52%
Wal-Mart Stores, Inc.                                              6,700         $ 399,052
                                                                              -------------

Semiconductors & Related Devices - 2.29%
Marvell Technology Group Ltd. (a)                                  5,700           259,521
                                                                              -------------

Services - Business Services - 3.04%
eBAY, Inc. (a)                                                     5,000           344,300
                                                                              -------------

Services - Computer Processing & Data Preparation - 2.21%
Affiliated Computer Services, Inc. - Class A (a)                   5,200           250,952
                                                                              -------------

Services - Consumer Credit Reporting, Collection Agencies - 3.06%
Moody's Corp.                                                      5,200           347,672
                                                                              -------------

Services - Educational Services - 3.36%
Apollo Group, Inc. - Class A (a)                                   5,000           380,750
                                                                              -------------

Services - Prepackaged Software - 6.19%
Microsoft Corp.                                                   12,500           331,250
Symantec Corp.  (a)                                                9,000           370,260
                                                                              -------------
                                                                                   701,510
                                                                              -------------

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 3.25%
Procter & Gamble, Inc.                                             3,600           369,036
                                                                              -------------

Surety Insurance - 3.38%
AMBAC Financial Group, Inc.                                        4,900           383,180
                                                                              -------------

Surgical & Medical Instruments & Apparatus - 2.90%
Stryker Corp.                                                      3,700           328,301
                                                                              -------------

TOTAL COMMON STOCKS (Cost $10,483,926)                                          11,252,848
                                                                              -------------
                                                             Principal
Money Market Securities - 0.79%                                Amount
                                                             ------------
Federated Treasury Obligations Fund, 0.830% (b)                 $ 89,100            89,100
                                                                              -------------

TOTAL MONEY MARKET SECURITIES (Cost $89,100)                                        89,100
                                                                              -------------

TOTAL INVESTMENTS (Cost $10,573,026) - 100.02%                                $  11,341,948
                                                                              -------------

Liabilities in excess of other assets - (0.02%)                                     (1,996)
                                                                              -------------

TOTAL NET ASSETS - 100.00%                                                    $  11,339,952
                                                                              =============


(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at February 29, 2004.

See accompanying notes which are an integral part of the financial statements.

MONTEAGLE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
February 29, 2004 (Unaudited)

                                                                  MONTEAGLE          MONTEAGLE         MONTEAGLE         MONTEAGLE
                                                                 FIXED INCOME        OPPORTUNITY          VALUE           LARGE CAP
                                                                    FUND            GROWTH FUND           FUND          GROWTH FUND
                                                                ------------     ---------------  ---------------    --------------
Assets
Investments in securities:
    At cost                                                     $ 25,418,838       $ 20,353,217     $ 15,746,086       $ 10,573,026
                                                                =============    ===============  ===============    ===============
    At value                                                    $ 27,257,746       $ 22,284,033     $ 17,543,261       $ 11,341,948

Interest receivable                                                  361,068                845              532                143
Dividends receivable                                                       -             25,909           35,082             10,069
Receivable for investments sold                                            -          1,126,838          311,208                  -
Receivable for fund shares sold                                        4,710                924              904                  -
Other receivables                                                          -              6,997                -                  -
                                                                -------------    ---------------  ---------------    ---------------
     Total assets                                                 27,623,524         23,445,546       17,890,987         11,352,160
                                                                -------------    ---------------  ---------------    ---------------

Liabilities
Payable for investments purchased                                          -            564,670          241,310                  -
Accrued advisory fees                                                 24,469             24,051           18,784             11,396
Accrued trustee fees                                                      59                 51              166                812
Distributions payable                                                 85,985                  -                -                  -
                                                                ------------     --------------  ---------------      --------------
     Total liabilities                                               110,513            588,772          260,260             12,208
                                                                ------------     --------------  ---------------       -------------

Net Assets                                                      $ 27,513,011       $ 22,856,774     $ 17,630,727       $ 11,339,952
                                                                =============   ===============  ===============        ============

Net Assets consist of:
Paid in capital                                                   25,493,004         41,124,605       17,483,610         17,485,501
Accumulated undistributed net investment income (loss)                11,326            (86,553)        (220,903)           (21,106)
Accumulated net realized gain (loss ) on investments                 169,773        (20,112,094)      (1,429,155)        (6,893,365)
Net unrealized appreciation (depreciation) on investments          1,838,908          1,930,816        1,797,175            768,922
                                                                -------------    ---------------  ---------------      -------------

                                                                $ 27,513,011       $ 22,856,774     $ 17,630,727       $ 11,339,952
                                                                =============    ===============  ===============     =============

Shares outstanding
    (unlimited number of shares issued with no par value)          2,504,781          5,866,091        1,403,782          2,022,279
                                                                -------------    ---------------  ---------------     --------------


Net asset value, offering and
redemption price per share                                           $ 10.98             $ 3.90          $ 12.56             $ 5.61
                                                                =============    ===============  ===============     ==============


See accompanying notes which are an integral part of the financial statements.

MONTEAGLE FUNDS
STATEMENTS OF OPERATIONS
Six months ended February 29, 2004 (Unaudited)

                                                                   MONTEAGLE        MONTEAGLE       MONTEAGLE       MONTEAGLE
                                                                  FIXED INCOME     OPPORTUNITY        VALUE         LARGE CAP
                                                                      FUND          GROWTH FUND         FUND        GROWTH FUND
                                                              ---------------- -------------------------------------------------

Investment Income:
Dividend income                                                   $         -          $ 52,629      $ 168,837         $ 27,868
Interest income                                                       704,497            13,240          3,398              512
                                                              ---------------- -------------------------------------------------
  Total Income                                                        704,497            65,869        172,235           28,380
                                                              ---------------- -------------------------------------------------

Expenses:
Investment manager fee (See Note 3)                                   166,066           151,413        108,483           47,652
Trustee expenses                                                        1,017             1,009          1,125            1,770
                                                              ---------------- -------------------------------------------------
  Total expenses                                                      167,083           152,422        109,608           49,422
                                                              ---------------- -------------------------------------------------
Net Investment Income (Loss)                                          537,414           (86,553)        62,627          (21,042)
                                                              ---------------- -------------------------------------------------


Realized & Unrealized Gain (Loss):
Net realized gain (loss) on investment securities                     212,554         1,544,596        446,816         (243,068)
Capital gain income from investments                                        -                 -            127                -
Change in net unrealized appreciation (depreciation)
   on investment securities                                           291,981          (621,409)     1,994,419        1,165,875
                                                              ---------------- -------------------------------------------------
Net realized and unrealized gain (loss) on investment securities      504,535           923,187      2,441,362          922,807
                                                              ---------------- -------------------------------------------------

Net increase (decrease) in net
   assets from operations                                         $ 1,041,949         $ 836,634    $ 2,503,989        $ 901,765
                                                              ================ =================================================


See accompanying notes which are an integral part of the financial statements.

MONTEAGLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                             MONTEAGLE                           MONTEAGLE
                                                                           FIXED INCOME                     OPPORTUNITY GROWTH
                                                                              FUND                                  FUND
                                                               ----------------------------------  ---------------------------------

                                                                Six months ended                    Six months ended
                                                               February 29, 2004   Year ended      February 29, 2004   Year ended
Increase (Decrease) in Net Assets                                (Unaudited)     August 31, 2003     (Unaudited)     August 31, 2003
                                                               ----------------- ----------------  ----------------- ---------------
Operations:
  Net investment income (loss)                                        $ 537,414      $ 1,283,232          $ (86,553)     $ (176,638)
  Net realized gain (loss) on investment securities                     212,554          394,888          1,544,596      (3,338,927)
  Change in net unrealized appreciation (depreciation)                  291,981         (536,724)          (621,409)      3,843,445
                                                               ----------------- ----------------  ----------------- ---------------
  Net increase (decrease) in net assets resulting from operations     1,041,949        1,141,396            836,634         327,880
                                                               ----------------- ----------------  ----------------- ---------------
Distributions:
  From net investment income                                           (537,425)      (1,278,249)                 -               -
  From net realized gain                                               (437,744)        (439,848)                 -               -
                                                               ----------------- ----------------  ----------------- ---------------
  Total distributions                                                  (975,169)      (1,718,097)                 -               -
                                                               ----------------- ----------------  ----------------- ---------------
Capital Share Transactions:
  Proceeds from shares sold                                             793,179          553,903          3,211,906       1,964,972
  Amount paid for shares repurchased                                 (2,909,073)      (8,041,449)        (2,654,711)     (7,394,214)
                                                               ----------------- ----------------  ----------------- ---------------
  Net increase (decrease) in net assets resulting
     from share transactions                                         (2,115,894)      (7,487,546)           557,195      (5,429,242)
                                                               ----------------- ----------------  ----------------- ---------------
Total Increase (Decrease) in Net Assets                              (2,049,114)      (8,064,247)         1,393,829      (5,101,362)
                                                               ----------------- ----------------  ----------------- ---------------

Net Assets:
  Beginning of period                                                29,562,125       37,626,372         21,462,945      26,564,307
                                                               ----------------- ----------------  ----------------- ---------------

  End of period                                                    $ 27,513,011     $ 29,562,125       $ 22,856,774    $ 21,462,945
                                                               ================= ================  ================= ===============

Accumulated undistributed net
   investment income included
   in net assets at end of period                                      $ 11,326         $ 11,337          $ (86,553)   $          -
                                                               ----------------- ----------------  ----------------- ---------------

Capital Share Transactions:
  Shares sold                                                            71,563           49,638            800,398         550,823
  Shares repurchased                                                   (264,762)        (720,289)          (657,088)     (2,202,830)
                                                               ----------------- ----------------  ----------------- ---------------

  Net increase (decrease) from capital transactions                    (193,199)        (670,651)           143,310      (1,652,007)
                                                               ================= ================  ================= ===============


See accompanying notes which are an integral part of the financial statements.

MONTEAGLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                            MONTEAGLE                            MONTEAGLE
                                                                              VALUE                              LARGE CAP
                                                                               FUND                             GROWTH FUND
                                                                ----------------------------------  --------------------------------

                                                                 Six months ended                   Six months ended
                                                                February 29, 2004   Year ended      February 29, 2004    Year ended
Increase (Decrease) in Net Assets                                 (Unaudited)     August 31, 2003     (Unaudited)    August 31, 2003
                                                                ----------------- ----------------  -----------------  -------------
Operations:
  Net investment income (loss)                                          $ 62,627        $ 269,249          $ (21,042)       $ 6,200
  Net realized gain (loss) on investment securities                      446,816         (363,394)          (243,068)    (1,899,662)
  Capital gain income from investments                                       127                -                  -
  Change in net unrealized appreciation (depreciation)                 1,994,419        1,598,703          1,165,875      2,127,692
                                                                ----------------- ----------------  -----------------  -------------
   Net increase (decrease) in net assets resulting from operations      2,503,989        1,504,558            901,765       234,230
                                                                ----------------- ----------------  -----------------  -------------
Distributions:
  From net investment income                                            (269,261)        (283,519)            (6,174)             -
                                                                ----------------- ----------------  -----------------  -------------
  Total distributions                                                   (269,261)        (283,519)            (6,174)             -
                                                                ----------------- ----------------  -----------------  -------------
Capital Share Transactions:
  Proceeds from shares sold                                            1,158,450          308,764          6,481,799      9,691,231
  Amount paid for shares repurchased                                    (414,232)      (5,888,358)           (98,249)   (12,525,229)
                                                                ----------------- ----------------  -----------------  -------------
  Net increase (decrease) in net assets resulting
     from share transactions                                             744,218       (5,579,594)         6,383,550     (2,833,998)
                                                                ----------------- ----------------  -----------------  -------------
Total Increase (Decrease) in Net Assets                                2,978,946       (4,358,555)         7,279,141     (2,599,768)
                                                                ----------------- ----------------  -----------------  -------------

Net Assets:
  Beginning of period                                                 14,651,781       19,010,336          4,060,811      6,660,579
                                                                ----------------- ----------------  -----------------  -------------

  End of period                                                     $ 17,630,727     $ 14,651,781       $ 11,339,952    $ 4,060,811
                                                                ================= ================  =================  =============

Accumulated undistributed net
   investment income included
   in net assets at end of period                                     $ (220,903)       $ (14,270)         $ (21,106)       $ 6,111
                                                                ----------------- ----------------  -----------------  -------------

Capital Share Transactions:
  Shares sold                                                             97,517           32,640          1,226,461      2,107,696
  Shares repurchased                                                     (35,246)        (637,832)           (18,345)    (2,733,891)
                                                                ----------------- ----------------  -----------------  -------------

  Net increase (decrease) from capital transactions                       62,271         (605,192)         1,208,116       (626,195)
                                                                ================= ================  =================  =============


See accompanying notes which are an integral part of the financial statements.

MONTEAGLE FUNDS
FINANCIAL HIGHLIGHTS

     The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                               MONTEAGLE
                                                                              FIXED INCOME
                                                                                 FUND
                                        ---------------------------------------------------------------------------------------
                                        Six months ended
                                        February 29, 2004     Year ended      Year ended       Year ended      Period ended
                                          (Unaudited)       August 31, 2003 August 31, 2002  August 31, 2001  August 31, 2000(a)
                                        ----------------    --------------- ---------------  ---------------  ---------------

Selected Per Share Data
Net asset value, beginning of period            $ 10.96            $ 11.17         $ 10.82          $ 10.06          $ 10.00
Income from investment operations
  Net investment income (loss)                     0.20               0.42            0.49             0.55             0.28
  Net realized and unrealized gain (loss)          0.18              (0.08)           0.35             0.76             0.16
                                        ----------------    --------------- ---------------  ---------------  ---------------
Total from investment operations                   0.38               0.34            0.84             1.31             0.44
                                        ----------------    --------------- ---------------  ---------------  ---------------
Less Distributions to shareholders:
  From net investment income                      (0.20)             (0.42)          (0.49)           (0.55)           (0.38)
  From net realized gain                          (0.16)             (0.13)              -                -                -
                                        ----------------    --------------- ---------------  ---------------  ---------------
Total distributions                               (0.36)             (0.55)          (0.49)           (0.55)           (0.38)
                                        ----------------    --------------- ---------------  ---------------  ---------------

Net asset value, end of period                  $ 10.98            $ 10.96         $ 11.17          $ 10.82          $ 10.06
                                        ================    =============== ===============  ===============  ===============

Total Return                                      3.55% (b)          3.06%           8.00%           13.37%            4.54% (b)

Ratios and Supplemental Data
Net assets, end of period (000)                $ 27,513           $ 29,562        $ 37,626         $ 36,506         $ 29,346
Ratio of expenses to average net assets           1.15% (c)          1.14%           0.97%            1.14%            1.15% (c)
Ratio of net investment income to
   average net assets                             3.69% (c)          3.76%           4.56%            5.28%            3.97% (c)
Portfolio turnover rate                          13.54%             20.52%          48.58%           75.84%           58.87%


(a) December 20, 1999 (Commencement of Operations) through August 31, 2000.
(b) Not annualized.
(c) Annualized.

See accompanying notes which are an integral part of the financial statements.

MONTEAGLE FUNDS
FINANCIAL HIGHLIGHTS

     The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                               MONTEAGLE
                                                                           OPPORTUNITY GROWTH
                                                                                  FUND
                                          -----------------------------------------------------------------------------------
                                           Six months ended
                                          February 29, 2004   Year ended      Year ended       Year ended      Period ended
                                            (Unaudited)      August 31, 2003 August 31, 2002 August 31, 2001 August 31, 2000(a)
                                          ----------------   --------------- --------------- ---------------  ---------------

Selected Per Share Data
Net asset value, beginning of period               $ 3.75            $ 3.60          $ 4.00         $ 11.21          $ 10.00
                                          ----------------   --------------- --------------- ---------------  ---------------
Income from investment operations
  Net investment income (loss)                      (0.02)            (0.03)          (0.03)           0.03            (0.04)
  Net realized and unrealized gain (loss)            0.17              0.18           (0.37)          (4.46)            1.25
                                          ----------------   --------------- --------------- ---------------  ---------------
Total from investment operations                     0.15              0.15           (0.40)          (4.43)            1.21
                                          ----------------   --------------- --------------- ---------------  ---------------
Less Distributions to shareholders:
  From net realized gain                                -                 -               -           (2.78)               -
                                          ----------------   --------------- --------------- ---------------  ---------------
Total distributions                                     -                 -               -           (2.78)               -
                                          ----------------   --------------- --------------- ---------------  ---------------

Net asset value, end of period                     $ 3.90            $ 3.75          $ 3.60          $ 4.00          $ 11.21
                                          ================   =============== =============== ===============  ===============

Total Return                                        4.00% (b)         4.17%         -10.00%         -48.87%           12.10% (b)

Ratios and Supplemental Data
Net assets, end of period (000)                  $ 22,857          $ 21,463        $ 26,564        $ 32,380         $ 75,102
Ratio of expenses to average net assets
  before reimbursements                             1.36% (c)         1.36%           1.37%           1.32%            1.27% (c)
Ratio of expenses to average net assets
  after reimbursements                              1.36% (c)         1.36%           1.34%           1.32%            1.27% (c)
Ratio of net investment income to
   average net assets before reimbursements        (0.77)%(c)         (0.79)%         (0.69)%         0.55%           (0.53)%(c)
Ratio of net investment income to
   average net assets after reimbursements         (0.77)%(c)         (0.79)%         (0.67)%         0.55%           (0.53)%(c)
Portfolio turnover rate                           209.29%           478.58%         455.29%         545.28%          605.41%


(a) December 20, 1999 (Commencement of Operations) through August 31, 2000.
(b) Not annualized.
(c) Annualized.

See accompanying notes which are an integral part of the financial statements.

MONTEAGLE FUNDS
FINANCIAL HIGHLIGHTS

     The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                                 MONTEAGLE
                                                                                  VALUE
                                                                                   FUND
                                            -----------------------------------------------------------------------------------
                                             Six months ended
                                            February 29, 2004   Year ended      Year ended      Year ended      Period ended
                                              (Unaudited)      August 31, 2003August 31, 2002 August 31, 2001 August 31, 2000(a)
                                            ----------------   -------------- --------------- --------------- ---------------

Selected Per Share Data
Net asset value, beginning of period                $ 10.92           $ 9.77         $ 13.34         $ 11.66         $ 10.00
                                            ----------------   -------------- --------------- --------------- ---------------
Income from investment operations
  Net investment income (loss)                         0.04             0.16            0.17            0.14            0.06
  Net realized and unrealized gain (loss)              1.79             1.14           (2.17)           1.88            1.60
                                            ----------------   -------------- --------------- --------------- ---------------
Total from investment operations                       1.83             1.30           (2.00)           2.02            1.66
                                            ----------------   -------------- --------------- --------------- ---------------
Less Distributions to shareholders:
  From net investment income                          (0.19)           (0.15)          (0.15)          (0.12)              -
  From net realized gain                                  -                -           (1.42)          (0.22)              -
                                            ----------------   -------------- --------------- --------------- ---------------
Total distributions                                   (0.19)           (0.15)          (1.57)          (0.34)              -
                                            ----------------   -------------- --------------- --------------- ---------------

Net asset value, end of period                      $ 12.56          $ 10.92          $ 9.77         $ 13.34         $ 11.66
                                            ================   ============== =============== =============== ===============

Total Return                                         16.82% (b)       13.49%         -16.95%          17.56%          16.60% (b)

Ratios and Supplemental Data
Net assets, end of period (000)                    $ 17,631         $ 14,652        $ 19,010        $ 26,325        $ 19,734
Ratio of expenses to average net assets               1.36% (c)        1.36%           1.35%           1.35%           1.36% (c)
Ratio of net investment income to
   average net assets                                 0.78% (c)        1.72%           1.37%           1.15%           0.77% (c)
Portfolio turnover rate                              12.70%           28.39%          58.62%         152.86%         375.67%


(a) December 20, 1999 (Commencement of Operations) through August 31, 2000.
(b) Not annualized.
(c) Annualized.

See accompanying notes which are an integral part of the financial statements.

MONTEAGLE FUNDS
FINANCIAL HIGHLIGHTS

     The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                                 MONTEAGLE
                                                                                 LARGE CAP
                                                                                GROWTH FUND
                                            ------------------------------------------------------------------------------------
                                             Six months ended
                                            February 29, 2004     Year ended     Year ended     Year ended      Period ended
                                              (Unaudited)      August 31, 2003 August 31, 2002 August 31, 2001 August 31, 2000(a)
                                            ----------------   --------------- -------------- --------------- ---------------

Selected Per Share Data
Net asset value, beginning of period                 $ 4.99            $ 4.62         $ 6.70          $ 9.92         $ 10.00
                                            ----------------   --------------- -------------- --------------- ---------------
Income from investment operations
  Net investment income (loss)                        (0.02)             0.01          (0.02)          (0.03)           0.01
  Net realized and unrealized gain (loss)              0.64              0.36          (2.06)          (3.19)          (0.09)
                                            ----------------   --------------- -------------- --------------- ---------------
Total from investment operations                       0.62              0.37          (2.08)          (3.22)          (0.08)
                                            ----------------   --------------- -------------- --------------- ---------------

Net asset value, end of period                       $ 5.61 (b)        $ 4.99         $ 4.62          $ 6.70          $ 9.92
                                            ================   =============== ============== =============== ===============

Total Return                                         12.50%             8.01%        -31.04%         -32.44%          -0.80% (b)

Ratios and Supplemental Data
Net assets, end of period (000)                    $ 11,340           $ 4,061        $ 6,661         $ 9,968        $ 12,820
Ratio of expenses to average net assets               1.39% (c)         1.27%          1.03%           1.26%           1.27% (c)
Ratio of net investment income to
   average net assets                                (0.59)%(c)         0.12%          (0.26)%         (0.44)%         0.10% (c)
Portfolio turnover rate                              64.41%            26.93%         86.74%          70.04%          68.00%


(a) January 18, 2000 (Commencement of Operations) through August 31, 2000.
(b) Not annualized.
(c) Annualized.

See accompanying notes which are an integral part of the financial statements.

                                 Monteagle Funds
                          Notes to Financial Statements
                                February 29, 2004
                                   (Unaudited)

NOTE 1.  ORGANIZATION

The Monteagle Fixed Income Fund (the "Fixed Income Fund"), Monteagle Opportunity Growth Fund (the "Opportunity Growth Fund"), Monteagle Value Fund (the "Value Fund"), and Monteagle Large Cap Growth Fund (the "Large Cap Growth Fund") (each a "Fund" or collectively, the "Funds") were organized as series of AmeriPrime Advisors Trust (the "Trust") on August 3, 1999. The Fixed Income Fund, Opportunity Growth Fund and Value Fund commenced operations on December 20, 1999, and the Large Cap Growth Fund commenced operations on January 18, 2000. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). On September 1, 2003, the Large Cap Fund changed its name to the Large Cap Growth Fund. The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently offered by the Trust. The investment objective of the Fixed Income Fund is total return and the investment objectives of the Opportunity Growth Fund, the Value Fund, and the Large Cap Growth Fund are to provide long-term growth of capital. The Opportunity Growth Fund is a non-diversified series of the Trust. The Fixed Income Fund, the Large Cap Growth Fund, and the Value Fund are diversified series of the Trust. The investment manager to the Funds is Nashville Capital Corporation ("Investment Manager"). The Investment Manager retains an Advisor for each fund.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

     Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

    Federal Income Taxes- There is no provision for federal income tax. Each Fund intends to continue to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains.

                                 Monteagle Funds
                          Notes to Financial Statements
                          February 29, 2004 - continued
                                   (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Security Transactions and Related Income- The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Dividends and Distributions- The Fixed Income Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on a monthly basis. The Opportunity Growth Fund, Value Fund, and Large Cap Growth Fund intend to distribute substantially all of their net investment income as dividends to shareholders on an annual basis. The Funds intend to distribute net realized long term capital gains and net realized short term capital gains at least once a year.

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Nashville Capital Corporation serves as Investment Manager to the Funds. In this capacity, Nashville Capital Corporation advises and assists the officers of the Trust in conducting the business of the Funds and is responsible for providing general investment advice and guidance to the Funds. However, Nashville Capital Corporation has delegated responsibility for the selection and ongoing monitoring of the securities in each Fund's investment portfolio to the Funds' respective Advisors set forth below. Each Fund is authorized to pay Nashville Capital Corporation a fee based on average daily net assets at the following rates:

                                Fixed    Opportunity                   Large Cap
                               Income       Growth        Value          Growth
          Assets                Fund        Fund           Fund            Fund
--------------------------- ------------  --------------  ------------  --------

Up to and
   including $25 million      1.15%           1.35%        1.35%           1.35%

From $25 up to and
   including $50 million      1.10%           1.30%        1.25%           1.25%

From $50 up to and
   including $100 million     0.97%           1.18%        1.10%           1.10%

Over $100 million             0.90%           1.10%        1.00%           1.00%


Under the terms of each Fund's management agreement (the "Agreement"), the Investment Manager manages each Fund's investments subject to approval of the Board and pays all of the expenses of each Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of non-interested person trustees, 12b-1 expenses and extraordinary expenses. It should be noted that most investment companies pay their own operating expenses directly, while the Funds' expenses, except those specified above, are paid by the Investment Manager. For the six months ended February 29, 2004, the Investment Manager received fees of $166,066, $151,413, $108,483 and $47,652 from the Fixed Income Fund, Opportunity Growth Fund, Value Fund and Large Cap Growth Fund, respectively.


Fixed Income Fund. The Investment Manager has retained Howe and Rusling, Inc. ("H & R") to serve as the Advisor to the Fixed Income Fund. Nashville Capital Corporation has agreed to pay H & R an annual advisory fee for the Fixed Income Fund of 0.30% of net assets up to $25 million, 0.25% of net assets from $25 million up to $50 million, and 0.20% of net assets of $50 million and greater.

                                 Monteagle Funds
                          Notes to Financial Statements
                          February 29, 2004 - continued
                                   (Unaudited)

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

Opportunity Growth Fund. The Investment Manager has retained T.H. Fitzgerald, Jr. (d/b/a T.H. Fitzgerald & Co.) ("T.H. Fitzgerald") to serve as the Advisor to the Opportunity Growth Fund. Nashville Capital Corporation has agreed to pay T.H. Fitzgerald an annual advisory fee equal to 0.70% of net assets up to $25 million, 0.60% of net assets from $25 million up to $50 million, 0.45% of net assets from $50 million up to $100 million, and 0.40% of net assets of $100 million and greater.

Value Fund. The Investment Manager has retained Robinson Investment Group, Inc. ("Robinson") to serve as the Advisor to the Value Fund. Nashville Capital Corporation has agreed to pay Robinson an annual advisory fee of 0.60% of net assets up to $25 million, 0.45% of net assets from $25 million up to $50 million, 0.35% of net assets from $50 million up to $100 million, and 0.30% of net assets of $100 million and greater.

Large Cap Growth Fund. The Investment Manager has retained Northstar Capital Management, Inc. ("Northstar") to serve as advisor of the Large Cap Growth Fund. Nashville Capital Corporation has agreed to pay Northstar an annual advisory fee of 0.50% of net assets. Northstar has agreed to waive its annual fee through January 31, 2004.

The Funds retain Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and to provide the Funds with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Investment Manager paid all administrative, transfer agency, and fund accounting fees on behalf of the Funds per the Agreement. Certain Trustees and the officers of the Trust are employees of Unified and/or shareholders of Unified Financial Services, Inc. (the parent of Unified).

The Funds retain Unified Financial Securities, Inc., a wholly owned subsidiary of Unified Financial Services, Inc. to act as the principal distributor of their shares. There were no payments made to Unified Financial Securities, Inc. by the Funds during the six months ended February 29, 2004. Certain Trustees have an ownership interest in Unified Financial Services, Inc. (the parent company of the Distributor), and an officer of the Trust is an officer of the Distributor. As a result, those persons may be deemed to be affiliates of the Distributor.

NOTE 4.  INVESTMENTS

For the six months ended February 29, 2004, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

                                        Fixed       Opportunity                 Large Cap
                                       Income        Growth        Value         Growth
                                        Fund          Fund         Fund           Fund
                                       -------     ------------  ---------      --------
Purchases
     U.S. Government Obligations     $   997,720   $         -   $       -     $         -
     Other                             2,816,248    40,315,321   1,893,227      10,710,513
Sales
     U.S. Government Obligations     $ 3,826,384   $         -   $       -     $         -
     Other                             2,588,835    41,502,710   2,174,281       4,432,230


                                 Monteagle Funds
                          Notes to Financial Statements
                          February 29, 2004 - continued
                                   (Unaudited)

NOTE 4.  INVESTMENTS - continued

As of February 29, 2004, the net unrealized appreciation of investments for tax purposes was as follows:

                             Fixed          Opportunity                         Large Cap
                             Income            Growth            Value            Growth
                              Fund              Fund              Fund             Fund
                         ---------------   ---------------   ---------------   -------------

Gross appreciation           $1,847,691        $2,060,704        $2,756,028        $942,279

Gross depreciation               (8,783)         (129,888)         (958,853)       (173,357)

                         ---------------   ---------------   ---------------   -------------
Net appreciation
  on investments             $1,838,908        $1,930,816        $1,797,175        $768,922
                         ===============   ===============   ===============   =============


At February 29, 2004, the aggregate cost of securities for federal income tax purposes was $25,418,838, $20,353,217, $15,746,086, and $10,573,026 for the
Fixed Income Fund, Opportunity Growth Fund, Value Fund, and Large Cap Growth Fund, respectively.

NOTE 5. ESTIMATES

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of February 29, 2004, Farmers and Merchants Corporation, for the benefit of its customers, beneficially owned 100% of each Fund.

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

Fixed Income Fund. The tax character of distributions paid during fiscal years ended August 31, 2003 and 2002 was as follows.

Distributions paid from:                       2003                 2002
                                         ----------------    ------------------

        Ordinary income                   $ 1,278,249           $ 1,657,250
        Short-term Capital Gain                     -                     -
        Long-term Capital Gain                439,848                     -
                                         ----------------    ------------------

                                          $ 1,718,097           $ 1,657,250
                                         ================    ==================

For the six months ended February 29, 2004, the Fund paid monthly distributions of net investment income totaling $0.2026 per share. Capital gain distributions in the amount of $0.1619 per share were paid December 26, 2003, to shareholders of record on December 24, 2003. The Fund paid ordinary income dividends of $537,425, short-term capital gains of $104,366 and long-term capital gains of $333,378.

                                 Monteagle Funds
                          Notes to Financial Statements
                          February 29, 2004 - continued
                                   (Unaudited)

NOTE 7. DISTRIBUTION TO SHAREHOLDERS - continued

Opportunity Growth Fund. There were no distributions during the six months ended February 29, 2004 or the fiscal years ended August 31, 2003 or 2002.

Value Fund. The tax character of distributions paid during the fiscal years ended August 31, 2003 and 2002 was as follows:

Distributions paid from:                      2003              2002
                                         ----------------  ----------------

              Ordinary income                  $ 283,519         $ 304,649
              Short-term Capital Gain                  -         2,722,737
              Long-term Capital Gain                   -           111,433

                                         ----------------  ----------------

                                               $ 283,519       $ 3,138,819
                                         ================  ================

The Value Fund paid an income dividend of $0.1903 per share on December 26, 2003, to shareholders of record on December 24, 2003. The Fund paid ordinary income dividends of $269,261.

Large Cap Growth Fund. There were no distributions during the fiscal years ended August 31, 2003 and 2002. On December 26, 2003, the Large Cap Growth Fund paid an ordinary income dividend of $0.0034 per share to shareholders of record on December 24, 2003. The Fund paid ordinary income of $6,174.

NOTE 8. CHANGE OF AUDITORS

On March 14, 2004, Cohen McCurdy, Ltd. ("Cohen") was selected to replace McCurdy & Associates CPA's, Inc. ("McCurdy") as the Funds' independent auditor for the 2004 fiscal year. The Trust's selection of Cohen was approved by both the Audit Committee and the Board of Trustees.

McCurdy's report on the Funds' financial statements as of August 31, 2003 did not contain an adverse opinion or a disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principles. At the financial statement date and through the date of the engagement of Cohen, there were no disagreements between the Funds and McCurdy on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, that, if not resolved to the satisfaction of McCurdy, would have caused it to make reference to the subject matter of the disagreement in connection with its reports on the financial statements for such years.

                                  PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request: (1) by calling the Fund at (877) 272-9746; (2) on the Fund's website at www.nashcap.com; and (3) on the SEC's website at www.sec.gov.

TRUSTEES
Timothy L. Ashburn, Chairman
Gary E. Hippenstiel
Stephen A. Little
Daniel J. Condon
Ronald C. Tritschler

OFFICERS
Timothy L. Ashburn, President and Asst. Secretary
Thomas G. Napurano, Chief Financial Officer and Treasurer
Carol J. Highsmith, Secretary

INVESTMENT MANAGER
Nashville Capital Corporation
209 10th Ave. South, Suite 332
Nashville, TN 37203

FUNDS' ADVISORS
Howe & Rusling, Inc.
T.H. Fitgerald Jr. (d/b/a T.H. Fitzgerald & Co.)
Robinson Investment Group, Inc.
Northstar Capital Management, Inc.

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204

INDEPENDENT ACCOUNTANTS
Cohen McCurdy, Ltd.
27955 Clemens Rd.
Westlake, OH 44145

LEGAL COUNSEL
Thompson Hine, LLP
312 Walnut St., Suite 1400
Cincinnati, OH 45202

CUSTODIAN
U.S. Bank, N.A.
425 Walnut St.
Cincinnati, OH 45202

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, Indiana 46204








This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member NASD/SIPC

Item 2. Code of Ethics.  Not Applicable

Item 3. Audit Committee Financial Expert. Not Applicable

Item 4. Principal Accountant Fees and Services. Not Applicable

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.  Not Applicable

Item 10.  Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of April 7, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)(1) Not Applicable

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not Applicable

(b)  Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to
     Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      AmeriPrime Advisors Trust

By
*     /s/ Timothy Ashburn
         Timothy Ashburn, President

Date   May 10, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*    /s/ Timothy Ashburn
 ---------------------------------------
         Timothy Ashburn, President

Date      May 10, 2004

By
*      /s/ Thomas Napurano
 ---------------------------------------------------------------
         Thomas Napurano, Chief Financial Officer and Treasurer

Date      May 10, 2004